Corporate and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Corporate And Administrative Expenses [Abstract]
Corporate and Administrative Expenses
12.	Corporate and administrative expenses

($000s)	2018	2017
Employee compensation	3,990	3,423
Stock-based compensation	5,178	7,518
Professional fees	1,430	872
Other general and administrative	1,772	1,860
	12,370	13.673